Compensation Related Costs, Retirement Benefits (Details) - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022
Retirement Benefits [Abstract]
Pension benefits	$ 216	$ 303
Postretirement benefits	5	5
Total recognized in the Combined Balance Sheets - end of year	221	308
Accrued liabilities	(7)	(6)
Employee related obligations - non-current	$ 214	$ 302